Mar. 31, 2025
MML Global Fund | MML Global Fund
The following information will replace the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (on page 36 of the Prospectus):
The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities, including American Depositary Receipts (“ADRs”), and can invest in any country, including emerging market countries (i.e., those that are generally in the early stages of their industrial cycle). However, the Fund currently emphasizes its investments in the United States and other developed markets in Europe. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund does not limit its investments to companies in a particular market capitalization range, but currently focuses on common stocks of mid- and large-cap companies. In addition to common stocks, the Fund can invest in preferred stocks. The Fund may purchase American Depositary Shares (“ADS”) as part of ADR issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange. The Fund may (but is not obligated to) purchase exchange-traded options for hedging purposes or to take long or short positions on equity securities or indexes of equity securities. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund’s subadviser, Invesco Advisers, Inc. (“Invesco Advisers”), primarily looks for quality companies, regardless of domicile, that have sustainable growth. Invesco Advisers’ investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. Invesco Advisers seeks to identify secular changes in the world and looks for pockets of durable change that it believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. Invesco Advisers does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, Invesco Advisers employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics Invesco Advisers seeks include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that Invesco Advisers believes will enable the company to fund its own growth. These criteria may vary. Invesco Advisers also considers how industry dynamics, market trends, and general economic conditions may affect a company’s earnings outlook.
Invesco Advisers has a long-term investment horizon of typically three to five years. Invesco Advisers also has a contrarian buy discipline; Invesco Advisers buys high quality companies that fit its investment criteria when it believes valuations underestimate long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to an investment opportunity. Invesco Advisers monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.